Stockholders' equity (Tables)	3 Months Ended
Mar. 31, 2012
Stockholders' equity
Vale issued mandatory convertible notes

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July 2009	June 2012	942	934	6.75% p.a.

Funds linked to future mandatory conversion

	Maximum amount of shares		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share

	Three-month period ended (unaudited)
	March 31, 2012	December 31, 2011	March 31, 2011
Net income from continuing operations	3,827	4,672	6,826
Remuneration attributed to preferred convertible notes	(11)	(15)	(18)
Remuneration attributed to common convertible notes	(5)	(36)	(8)
Net income for the period adjusted	3,811	4,621	6,800

Earnings per share

Income available to preferred stockholders	1,423	1,729	2,585
Income available to common stockholders	2,339	2,834	4,130
Income available to convertible notes linked to preferred	35	42	61
Income available to convertible notes linked to common	14	16	24
	3,811	4,621	6,800

Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,927,480	1,937,910	2,008,930
Weighted average number of shares outstanding (thousands of shares) - common shares	3,169,813	3,174,487	3,209,349
Total	5,097,293	5,112,397	5,218,279

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	47,285	47,285	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	18,416	18,416	18,416
Total	65,701	65,701	65,701

Total
Earnings per preferred share	0.74	0.89	1.29
Earnings per common share	0.74	0.89	1.29
Earnings per convertible note linked to preferred	0.97	1.21	1.67
Earnings per convertible note linked to common share	1.03	2.82	1.74